Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 27, 2017
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Jul. 27, 2017
Document Effective Date	Jul. 27, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Global Equity Income Fund | Class T
Prospectus:
Trading Symbol	DQETX